BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)														1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 08, 2024 USD ($)	Jul. 03, 2024 shares	Jul. 03, 2024 shares	Jun. 27, 2024 USD ($) $ / shares shares	Mar. 15, 2024 USD ($)	Mar. 13, 2024 USD ($)	Jan. 11, 2024 USD ($) $ / shares shares	Jan. 09, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Oct. 10, 2023 USD ($)	Jun. 08, 2023 USD ($)	Jan. 11, 2023 USD ($) $ / shares shares	Jan. 14, 2021 shares	Jan. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)		Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 26, 2024 shares	May 02, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 10, 2024 USD ($)	Jan. 08, 2024 shares	Mar. 31, 2023 USD ($)	Mar. 16, 2023 shares	Aug. 01, 2022 USD ($)
Class of warrant or right, outstanding | shares									11,221,954						10,557,453				10,557,453		11,221,954	11,221,954	15,566,667
Federal deposit insurance corporation premium expense																			$ 250,000			$ 250,000
Deferred offering costs									$ 17,054,000						$ 17,054,000				17,054,000		$ 17,054,000	17,054,000
Underwriters discount																			16,500,000			16,500,000
Temporary equity, stock issued during period, value, new issues																			16,254,000			16,254,000
Cost																			$ 800,000			800,000
Net tangible assets									$ 5,000,001												$ 5,000,001	$ 5,000,001
Redemption of common shares | shares																			3,797,169	26,068,281		26,068,281	26,068,281
Temporary equity, shares outstanding | shares									3,931,719						134,550				134,550		3,931,719	3,931,719
Aggregate redemption amount															$ (215,000)	$ (921,000)			$ (488,000)	$ (2,292,000)
Temporary equity aggregate amount of redemption requirement												$ 265,050,166
Net income loss															2,175,000	(2,122,000)			4,634,000	(3,036,000)		$ (139,000)	$ (15,069,000)
Accumulated deficit									$ 18,674,000						23,796,000				23,796,000		$ 18,674,000	18,674,000	14,735,000
Stockholders' deficit									18,673,000						23,795,000	13,990,000		$ 13,990,000	23,795,000	$ 13,990,000	18,673,000	18,673,000	$ 14,734,000			$ 21,405,000			$ 15,191,000
Cash									22,000						0				0		22,000	22,000
Face amount																															$ 2,000,000
GPAC II [Member]
Trust account proceeds, net	$ 1,481,835
Stardust Power Inc And Subsidiary [Member]
Cost																22,406		44,186			44,186
Net income loss															2,694,362	1,739,280		1,984,785	4,093,575		3,793,585
Accumulated deficit									3,793,585						7,887,160				7,887,160		3,793,585	3,793,585
Stockholders' deficit									3,734,762						$ 7,710,413				$ 7,710,413		3,734,762	3,734,762
Additional investor finance									$ 15,000,000												$ 15,000,000	$ 15,000,000
Share issued against exercised stock options | shares																					288,333
Share issued against exercised stock options | shares									68,125						40,875				40,875		68,125	68,125								259,000
Safe notes issuance costs																$ 436,647	[1]	$ 436,647 [1]			$ 466,302
Deferred cost									$ 1,005,109						2,829,196				2,829,196		$ 1,005,109	$ 1,005,109
Undeveloped area | ft²									66												66	66
Nonrefundable option purchase of land										$ 75,000	$ 25,000
Legal and professional fees									$ 238,030												$ 1,586,680
Advertising expense																					34,858
Capital project preacquisition costs																			701,886		450,113
Cash															641,966				641,966
Nonrefundable payment										$ 75,000	$ 25,000
Face amount																											$ 1,562,030
First non-refundable extension payment																									$ 33,333
Stardust Power Inc And Subsidiary [Member] | IGX LOI [Member]
Nonrefundable payment					$ 25,000	$ 30,000
Payment of the maintenance fees						$ 235,000
Interest rate						6.00%
Nonrefundable payment					50,000
Consideration amount					26,025,000
Payments comprising cash and stock					18,025,000
Work commitment					$ 8,000,000
Stardust Power Inc And Subsidiary [Member] | GPAC II [Member]
Trust account proceeds, net															7,550,717				7,550,717
Stardust Power Inc And Subsidiary [Member] | Legal And Professional Consulting Services [Member]
Cost																					$ 75,136
Stardust Power Inc And Subsidiary [Member] | Restricted Stock [Member]
Share issued against exercised stock options | shares																														68,125
Subsequent Event [Member] | Stardust Power Inc And Subsidiary [Member]
Nonrefundable option purchase of land																											$ 1,562,030
First non-refundable extension payment															$ 33,333				$ 33,333
Subsequent Event [Member] | Stardust Power Inc And Subsidiary [Member] | GPAC II [Member]
PIPE Investments	10,075,000
Trust account proceeds, net	$ 1,481,835
2024 Extension Meeting [Member] | Subsequent Event [Member]
Redemption of common shares | shares							2,137,134
Temporary equity redemption price per share | $ / shares							$ 11.05
Aggregate redemption amount							$ 23,615,331
Common Class A [Member]
Sale of stock, number of shares issued in transaction | shares																						23,615,000
Redemption of common shares | shares														26,068,281								2,137,134
Temporary equity redemption price per share | $ / shares									$ 11.12						$ 11.38				$ 11.38		$ 11.12	$ 11.12	$ 10.16
Temporary equity accretion to redemption value				$ 18,893,209
Temporary equity, shares outstanding | shares									3,931,719						134,550				134,550		3,931,719	3,931,719	30,000,000	134,550
Conversion of stock | shares								7,400,000														1,503,254
Temporary equity aggregate amount of redemption requirement				$ 18,893,209				$ 23,615,000
Common Class A [Member] | Subsequent Event [Member]
Redemption of common shares | shares		2,877	137,427
Temporary equity redemption price per share | $ / shares								$ 11.05
Aggregate redemption amount								$ 23,615,331
Common Class A [Member] | 2023 Extension Amendment Proposal [Member]
Redemption of common shares | shares				1,660,035				2,137,134				26,068,281										26,068,281
Temporary equity redemption price per share | $ / shares				$ 11.38				$ 11.05	$ 10.167			$ 10.167									$ 10.167	$ 10.167
Temporary equity accretion to redemption value				$ 18,893,209								$ 265,050,000										$ 265,050,000
Temporary equity, shares outstanding | shares				134,550				1,794,585	3,931,719			3,931,719			134,550				134,550		3,931,719	3,931,719	30,000,000	1,794,585				3,931,719
Temporary equity aggregate amount of redemption requirement								$ 23,615,000
Share issued against exercised stock options | shares												26,068,281										26,068,281
Common Class A [Member] | IPO [Member]
Sale of stock, number of shares issued in transaction | shares													30,000,000						30,000,000
Common Class B [Member]
Conversion of stock | shares																						127,777

[1]	Includes related party amounts of $Nil and $435,000 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $435,000 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.